Loan Commitments (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Unused commitment, Revolving, open-end lines secured by real estate [Member] | Fixed [Member]
Loss Contingencies [Line Items]
Outstanding loan commitments
Unused commitment, Revolving, open-end lines secured by real estate [Member] | Variable [Member]
Loss Contingencies [Line Items]
Outstanding loan commitments	9,512	9,443
Commitments to fund real estate construction loans [Member] | Fixed [Member]
Loss Contingencies [Line Items]
Outstanding loan commitments	1,104	692
Commitments to fund real estate construction loans [Member] | Variable [Member]
Loss Contingencies [Line Items]
Outstanding loan commitments	2,294	2,365
Other unused commitment, Commercial and industrial loans [Member] | Fixed [Member]
Loss Contingencies [Line Items]
Outstanding loan commitments		1,121
Other unused commitment, Commercial and industrial loans [Member] | Variable [Member]
Loss Contingencies [Line Items]
Outstanding loan commitments	1,331
Other unused commitment, Other [Member] | Fixed [Member]
Loss Contingencies [Line Items]
Outstanding loan commitments	801	907
Other unused commitment, Other [Member] | Variable [Member]
Loss Contingencies [Line Items]
Outstanding loan commitments	1,448	1,266
Letters of credit [Member] | Fixed [Member]
Loss Contingencies [Line Items]
Outstanding loan commitments
Letters of credit [Member] | Variable [Member]
Loss Contingencies [Line Items]
Outstanding loan commitments